Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	Lamb Weston Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37830
Entity Tax Identification Number	61-1797411
Entity Address, Address Line One	599 S. Rivershore Lane
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
Local Phone Number	938-1047
City Area Code	208
Entity Address, Postal Zip Code	83616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	LW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001679273
Amendment Flag	false